Contract Liabilities - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Contract liabilities [abstract]
Grant received		$ 3
Conditions on government assistance	The grant funds are conditional upon the Group creating, filling and maintaining 290 jobs in the State of Tennessee. The grant becomes fully earned if 90% of the performance target is achieved by March 2026, and is repayable in full if a minimum of 50% of the performance target is not achieved by March 2026. The grant is proportionately repayable between 50% and 90% of the performance target being achieved.